34. Information related to guaranteed securities issued by subsidiaries (Details Narrative)	6 Months Ended
Jun. 30, 2020
Petrobras Global Finance B.V. [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Proportion of ownership interest in subsidiary	100.00%